Stock-based Compensation - Activity (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning of period	519,500	549,500
Number of shares granted	450,000
Number of shares forfeited/expired	(290,000)	(30,000)
Number of shares outstanding, end of period	679,500	519,500	549,500
Number of shares exercisable	229,500	519,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning of period	¥ 1,595	¥ 1,552
Weighted average exercise price, granted	752
Weighted average exercise price, forfeited/expired	1,903	800
Weighted average exercise price, outstanding, end of period	905	1,595	¥ 1,552
Weighted average exercise price exercisable	¥ 1,205	¥ 1,595
Weighted average remaining contractual term, outstanding	4 years 3 months 18 days	6 years 8 months 12 days	7 years 7 months 6 days
Weighted average remaining contractual term, exercisable	5 years 4 months 24 days	6 years 8 months 12 days
Aggregated intrinsic value, outstanding, end of period of period	¥ 531,518
Aggregated intrinsic value, exercisable	123,891
Stock option
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Compensation cost recognized	¥ 0	¥ 0